Dividend - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Proceeds from term loan	$ 2,174	$ (19)	$ 1,715	$ 1	$ 1,633
Exercise Prices, lower range			$ 4.50
Dividends paid	1		724
SunGard Data Systems Inc.
Dividends Payable [Line Items]
Dividends declared			747
Dividend-equivalent cash paid			6
Dividends paid			724
SunGard Data Systems Inc. | Term loans
Dividends Payable [Line Items]
Proceeds from term loan			720
SunGard Capital Corp. II
Dividends Payable [Line Items]
Preferred stock dividend declared and paid			718
Preferred stock dividend paid, per share			$ 72.80
Dividend paid, per unit			3.64
SunGard Capital Corp. II | SunGard Capital Corp
Dividends Payable [Line Items]
Dividend-equivalent cash payments			$ 30
Dividend-equivalent cash payments, payment period			5 years